MORTGAGE PAYABLE	12 Months Ended
Jun. 30, 2023
MORTGAGE PAYABLE
MORTGAGE PAYABLE

15. MORTGAGE PAYABLE

Oregon Mortgage

On June 16, 2019, the Company obtained financing through a mortgage (the “Mortgage”) in the amount of

$696,117 (US $531,915) against a property that has title to 6 acres of real estate in Clackamas County, Oregon (the “Property”). The Mortgage was due in six months from the date of the agreement at an initial draw of

$654,350 (US $500,000), implying interest at a rate of 12.77% per annum. The Mortgage after the date of default bears interest at 12% per annum, payable monthly, until the repayment of the outstanding amount. The Mortgage was secured by a first charge on the Property.

On June 12, 2020, the Company entered into a new mortgage (the “New Mortgage’), in the amount of

$815,760 (US $600,000), and paid off the existing Mortgage and accrued interest of $724,894 (US $531,914). The New Mortgage bears interest at 12%, is secured by a first charge on the Property and matures on December 15, 2020. The transaction cost of $52,045 was deducted from the initial carrying value of the mortgage payable and was recognized into profit and loss over the term of the mortgage payable.

On August 4, 2021, the Oregon Mortgage was fully paid off upon the sale of the Oregon Property (Note 11).

Oregon Mortgage as at June 30, 2023 and 2022 amounted $nil. Total interest expense in relation to the Oregon Mortgage for the year ended June 30, 2023 amounted to $nil (June 30, 2022 – $nil; June 30, 2021 – $146,672).

Washington Mortgage

On February 26, 2021, the Company completed the Washington Acquisition (Note 5 (a)) and assumed a mortgage payable in the amount of $829,305 (US $653,768) (the “Washington Mortgage”). The Washington Mortgage was entered into on September 28, 2020 by the vendors of the Washington Acquisition with an initial amount of $874,921 (US $654,000) and matures on October 1, 2022. The Washington Mortgage bears interest at 12.5%, payable monthly, and secured by a first charge on the property acquired as part of the Washington Acquisition.

On November 1, 2022, the Company refinancing the existing Washing Mortgage for an aggregate amount of US $725,000, less a US $7,500 interest reserve amount (the “Washington Refinance”). As a result of financing and administrative costs incurred in relation to the Washington Refinancing, along with the payment of the previous outstanding Washington Mortgage, there were no additional cash proceeds received. The refinanced Washington Mortgage has a maturity date of five years from the date of refinancing and bears interest at 9.75% for the first two years, with interest escalators in subsequent years.

As at June 30, 2023, the amount outstanding under the Washington Mortgage amounted to $942,903 (June 30, 2022 – $824,852). During the year ended June 30, 2023, the current portion of the Washington Mortgage amounted to $31,475 (June 30, 2022 – $824,852) and the long-term amounted to $911,428 (June 30, 2022 – $nil). Total interest expense in relation to the Washington Mortgage amounted to $187,113 during the year ended June 30, 2023 (June 30, 2022 – $102,907; June 30, 2021 – $43,675).